Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended		42 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013
Cash Flows From Operating Activities:
Net loss	$ (1,395,101)	$ (434,938)	$ (2,969,631)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	2,174	6,227	15,856
Stock based compensation	5,000		225,000
Amortization of debt discount	246,229		246,229
Change in fair value of derivative liabilities	(166,078)		(166,078)
Derivative expense	727,442		727,442
Loss on abandonment of land lease			58,725
(Increase) decrease in:
Prepaid expenses	100	(50)	(299)
Security deposits			(4,533)
Increase (decrease) in:
Accounts payable and accrued liabilities	262,355	221,859	642,722
Accounts payable - related party	45,906	127,273	246,665
Net Cash Used in Operating Activities	(271,973)	(79,628)	(977,903)
Cash Flows From Investing Activities:
Cash aquired in merger	1,131		1,131
Net proceeds from disposition of land lease			67,500
Cash payment for land lease			(135,000)
Purchase of property and equipment			(14,967)
Deposit for acquisition			(25,000)
Loan to related party	13,675	34,802	13,675
Net Cash Provided by (Used in) Investing Activities	14,806	34,802	(92,661)
Cash Flows From Financing Activities:
Proceeds from notes			50,000
Proceeds from related party notes		35,828	95,428
Repayment of related party notes	(2,925)	(4,679)	(21,479)
Proceeds from related party loans			16,706
Proceeds from issuance of preferred stock			732,001
Stock issuance costs, preferred stock			(232,000)
Proceeds from issuance of common stock	25,000		225,000
Stock issuance costs, common stock			(30,000)
Proceeds from convertible notes	235,000		235,000
Net Cash Provided by Financing Activities	257,075	31,149	1,070,656
Net change in cash	(92)	(13,677)	92
Cash at beginning of period	185	26,960
Cash at end of period	93	13,283	93
As part of the reverse merger, the Company acquired the following assets and liabilities:
Cash	1,131		1,131
Convertible Debt, Net of Discount	(324,253)		(324,253)
Accounts Payable & Accrued Liabilities	(113,678)		(113,678)
Promissory Notes	(17,100)		(17,100)
Liability to be settled in stock	(98,333)		(98,333)
Derivative Liability	(1,445,141)		(1,445,141)
Reduction of deposit for acquisition	(25,000)		(25,000)
Debt issued in a acquisition	(50,000)		(50,000)
Net liabilities acquired & non-cash acquisition costs	(2,072,374)		(2,072,374)
Convertible notes issued in exchange for common stock	$ (200,000)		$ (200,000)